Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.8%
General Obligation Bonds - 24.6%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,859,826
6,000,000	Baltimore County Maryland	5.00%	03/01/2032	7,649,755
1,520,000	Baltimore County Maryland	4.00%	02/01/2033	1,642,014
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,958,891
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,333,033
2,400,000	Maryland State	5.00%	08/01/2024	2,718,855
1,400,000	Maryland State	5.00%	08/01/2031	1,762,890
3,500,000	Montgomery County Maryland	5.00%	11/01/2023	3,846,113
3,370,000	Montgomery County Maryland	3.00%	10/01/2034	3,719,894
1,350,000	Prince George's County Maryland	5.00%	10/01/2024	1,537,093
1,500,000	Prince George's County Maryland	5.00%	10/01/2025	1,765,090
1,550,000	Prince George's County Maryland	5.00%	10/01/2026	1,878,906
2,200,000	Prince George's County Maryland	5.00%	10/01/2027	2,729,092
1,000,000	Prince George's County Maryland	5.00%	07/15/2029	1,267,389
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,891,714
				45,560,555
Revenue Bonds - 72.2%
975,000	Austin, Texas	7.88%	09/01/2026	985,749
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,596,215
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,209,254
520,000	Baltimore, Maryland	5.00%	06/15/2030	570,364
225,000	Baltimore, Maryland^	3.25%	06/01/2031	235,410
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,105,635
670,000	Baltimore, Maryland	5.00%	06/15/2033	731,583
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,187,213
1,600,000	Baltimore, Maryland	5.00%	07/01/2035	1,927,402
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,307,642
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,929,893
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,706,947
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,108,080
2,000,000	Frederick County Maryland	5.00%	07/01/2029	2,540,234
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,709,718
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,242,101
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,490,520
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,121,280
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,225,337
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,200,775
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,561,957
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,285,231
870,000	Maryland Community Development Administration	3.25%	03/01/2036	901,032
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,359,084
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	937,584
1,500,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,712,331
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,988,441
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,553,285
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,080,306
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,079,731
1,150,000	Maryland State Department of Transportation	4.00%	08/01/2038	1,358,563
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	544,553
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	517,096
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,098,334
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,748,494
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,625,402
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,832,472
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	487,711
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,809,866
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,281,858
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	108,751
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	325,777
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,206,577
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	288,165
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,426,718
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,239,672
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	492,902
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,401,522
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,740,512
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,512,176
4,355,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2045	5,240,128
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,816,003
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,337,959
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,031,005
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,708,442
850,000	Maryland State Transportation Authority	5.00%	07/01/2024	959,539
3,000,000	Maryland State Transportation Authority	5.00%	07/01/2025	3,509,167
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,766,281
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,442,005
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,994,255
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,870,248
365,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	280,690
820,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	639,634
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,264,708
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,181,613
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,100,235
1,335,000	University System of Maryland	5.00%	04/01/2022	1,366,768
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,534,127
2,700,000	Washington Suburban Sanitary Commission	4.00%	06/01/2032	3,255,428
3,500,000	Washington Suburban Sanitary Commission	4.00%	06/01/2042	3,790,291
				133,725,981
Total Municipal Bonds (Cost $171,929,902)				179,286,536

Shares
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
3,742,712	First American Government Obligations Fund - Class Z, 0.02%*			3,742,712
Total Short-Term Investments (Cost $3,742,712)				3,742,712
Total Investments - 98.8% (Cost $175,672,614)				183,029,248
Other Assets in Excess of Liabilities - 1.2%				2,197,070
NET ASSETS - 100.0%				$185,226,318

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.